PREMISES LEASES (Narrative) (Details)	1 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset				$ 66,413	$ 138,863	$ 0
Interest expense on lease liabilities				19,750	2,173	$ 0
Depreciation				(72,450)	$ (6,037)
Commercial laboratory [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease			1 year
Monthly base rent			$ 1,709
Lease cost				$ 15,170
Apartment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Term of lease		1 year
Monthly base rent		$ 5,300
Extended term of lease	2 years
Monthly base rent for first year	$ 5,510
Monthly base rent for second year	$ 5,630